Financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) € in Thousands	Jun. 30, 2024 EUR (€)
Statement Line Items [Line Items]
Undiscounted cash flows	€ 36,869
Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	9,414
From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	24,245
Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	3,210
State guaranteed loan Société Générale (1)
Statement Line Items [Line Items]
Undiscounted cash flows	18,086
State guaranteed loan Société Générale (1) | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	5,167
State guaranteed loan Société Générale (1) | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	12,918
State guaranteed loan Société Générale (1) | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas (1)
Statement Line Items [Line Items]
Undiscounted cash flows	7,773
State guaranteed loan BNP Paribas (1) | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	2,222
State guaranteed loan BNP Paribas (1) | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	5,551
State guaranteed loan BNP Paribas (1) | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage"
Statement Line Items [Line Items]
Undiscounted cash flows	254
Lease liabilities – Building "Le Virage" | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	254
Lease liabilities – Building "Le Virage" | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage" | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc.
Statement Line Items [Line Items]
Undiscounted cash flows	211
Lease liabilities – Premises Innate Inc. | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	100
Lease liabilities – Premises Innate Inc. | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	111
Lease liabilities – Premises Innate Inc. | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment
Statement Line Items [Line Items]
Undiscounted cash flows	26
Lease liabilities – Laboratory equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	26
Lease liabilities – Laboratory equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Statement Line Items [Line Items]
Undiscounted cash flows	92
Lease liabilities – Vehicles | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	34
Lease liabilities – Vehicles | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	59
Lease liabilities – Vehicles | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Statement Line Items [Line Items]
Undiscounted cash flows	13
Lease liabilities - Printers | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	4
Lease liabilities - Printers | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment
Statement Line Items [Line Items]
Undiscounted cash flows	71
Borrowing – Equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	57
Borrowing – Equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	14
Borrowing – Equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Building (2)
Statement Line Items [Line Items]
Undiscounted cash flows	10,342
Borrowing – Building (2) | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	1,545
Borrowing – Building (2) | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	5,587
Borrowing – Building (2) | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	€ 3,210